Subsequent Events (Details Narrative)																			3 Months Ended	12 Months Ended
	Aug. 10, 2024 USD ($)	May 10, 2024 USD ($) ft²	May 01, 2024 USD ($) $ / shares shares	Apr. 22, 2024 USD ($) shares	Apr. 16, 2024 USD ($) shares	Apr. 15, 2024 USD ($) shares	Apr. 01, 2024 USD ($) shares	Feb. 22, 2024 USD ($) $ / shares shares	Feb. 19, 2024 USD ($) shares	Jan. 26, 2024 USD ($) shares	Jan. 10, 2024 USD ($) $ / shares shares	Jan. 09, 2024 USD ($) $ / shares shares	Nov. 01, 2023 USD ($) shares	Oct. 26, 2023 USD ($) shares	Aug. 17, 2023 USD ($) shares	Aug. 08, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Jan. 17, 2022 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jul. 02, 2023 $ / shares shares	Jan. 01, 2022 USD ($) $ / shares
Subsequent Event [Line Items]
Common stock issued for services, shares | shares														12,500			1,000	4,920
Stock issued during period, value, issued for services																	$ 4,125	$ 20,295	$ 149,594	$ 159,140	$ 24,420
Number of shares granted | shares																				118,500	108,404
Share price per share | $ / shares																			$ 1.00	$ 1.00
Six Employee [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares | shares								315,000
Exercise price | $ / shares								$ 1.92
Exercisable term								10 years
Volatility rate								41.00%
Six Employee [Member] | Call Option [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares								$ 0.8581
Call option value								$ 270,296
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of shares granted | shares								140,000
Chief Financial Officer [Member]
Subsequent Event [Line Items]
Number of shares granted | shares								75,000
Director [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares | shares								79,166
Exercise price | $ / shares								$ 1.92
Exercisable term								10 years
Volatility rate								41.00%
Director [Member] | Call Option [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares								$ 1.1407
Call option value								$ 90,306
Subscription Agreement [Member]
Subsequent Event [Line Items]
Sale of senior secured promissory notes												$ 400,000
Cash fee												$ 40,000
Interest rate per annum												15.00%
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares | shares																			77,094	81,312	5,920
Stock issued during period, value, issued for services																			$ 77	$ 81	$ 6
Common Stock [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of shares granted | shares								140,000
Exercise price | $ / shares								$ 1.92
Exercisable term								10 years
Common Stock [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Number of shares granted | shares								75,000
Exercise price | $ / shares								$ 1.92
Exercisable term								10 years
Common Stock [Member] | Chief Financial Officer [Member] | Call Option [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares																							$ 1.1531
Call option value																							$ 66,419
Common Stock [Member] | Director [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares | shares								79,166
Number of shares granted | shares																30,000
Exercise price | $ / shares								$ 1.92
Exercisable term								10 years								10 years
Volatility rate																39.00%
Common Stock [Member] | Director [Member] | Call Option [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares																$ 0.7885
Call option value																$ 23,655
Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												100,000							577,251	477,251		30,000
Warrant exercisable exercise price | $ / shares												$ 2.00							$ 5.99	$ 6.83		$ 6.00
Volatility rate																			40.00%	54.00%
Call option value																			$ 8,861	$ 114,513
Warrant [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												100,000
Shares issued | shares												100,000
Warrant exercisable expected term												10 years
Warrant exercisable exercise price | $ / shares												$ 2.00
Subsequent Event [Member] | Six Employee [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares | shares								315,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares | shares								79,166
Subsequent Event [Member] | Peru Facility Lease [Member]
Subsequent Event [Line Items]
Area of land | ft²		50,000
Renewal term		10 years
Purchase the Peru Facility		$ 1,865,456
Mortgage receivable		1,267,000
Pruchase price of mortgage receivable		1,267,000
Payments of mortgage receivable		275,000
Subsequent Event [Member] | Peru Facility Lease [Member] | First Two Years [Member]
Subsequent Event [Line Items]
Lease payments		8,000
Subsequent Event [Member] | Peru Facility Lease [Member] | Third Year [Member]
Subsequent Event [Line Items]
Lease payments		20,000
Subsequent Event [Member] | Peru Facility Lease [Member] | Fourth Year [Member]
Subsequent Event [Line Items]
Lease payments		22,000
Subsequent Event [Member] | Peru Facility Lease [Member] | Fourth Year Of Lease [Member]
Subsequent Event [Line Items]
Lease payments		24,000
Subsequent Event [Member] | Peru Facility Lease [Member] | Thereafter [Member]
Subsequent Event [Line Items]
Lease payments		$ 25,000
Subsequent Event [Member] | Peru Facility Lease [Member] | Forecast [Member]
Subsequent Event [Line Items]
Payments of mortgage receivable	$ 992,000
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Secured Notes Payable					$ 225,000
Proceeds from Fees Received					20,000
Sale of senior secured promissory notes											$ 400,000
Cash fee											$ 40,000
Interest rate per annum											15.00%
Subsequent Event [Member] | Subscription Agreement [Member] | John Hinman [Member]
Subsequent Event [Line Items]
Principal amount											$ 200,000
Subsequent Event [Member] | Subscription Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Proceeds from Secured Notes Payable					$ 400,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					100,000
Subsequent Event [Member] | Subscription Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Proceeds from Secured Notes Payable					$ 2,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					600,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares granted | shares			30,000
Exercise price | $ / shares			$ 2.40
Exercisable term			10 years
Volatility rate								41.00%
Subsequent Event [Member] | Common Stock [Member] | Six Employee [Member]
Subsequent Event [Line Items]
Exercise price | $ / shares								$ 1.92
Subsequent Event [Member] | Common Stock [Member] | Six Employee [Member] | Call Option [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares								$ 0.8581
Call option value								$ 270,296
Subsequent Event [Member] | Common Stock [Member] | Six Employees [Member]
Subsequent Event [Line Items]
Exercisable term								10 years
Subsequent Event [Member] | Common Stock [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of shares granted | shares								140,000
Subsequent Event [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Number of shares granted | shares								75,000
Subsequent Event [Member] | Common Stock [Member] | Director [Member]
Subsequent Event [Line Items]
Exercise price | $ / shares								$ 1.92
Exercisable term								10 years
Volatility rate								41.00%
Subsequent Event [Member] | Common Stock [Member] | Director [Member] | Call Option [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares								$ 1.1407
Call option value								$ 90,306
Subsequent Event [Member] | Common Stock [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					100,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant exercisable expected term											10 years
Warrant exercisable exercise price | $ / shares											$ 2.00
Subsequent Event [Member] | Warrant [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					56,250
Payments for Repurchase of Warrants					$ 46,290
Shares issued | shares											100,000
2022 Equity Plan [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares | shares									16,836	60,258			24,478	12,500	44,334
Stock issued during period, value, issued for services									$ 44,278	$ 69,297			$ 40,389	$ 19,000	$ 99,751
2022 Equity Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares | shares			4,766	99,688		22,500	4,988
Stock issued during period, value, issued for services			$ 11,438	$ 109,657		$ 36,019	$ 9,577